CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Jan. 01, 2023
Current assets
Cash and cash equivalents		$ 190,169	$ 227,442
Short-term securities		0	76,000
Restricted short-term marketable securities		1,403	968
Accounts receivable, net	[1]	62,687	54,301
Inventories		308,948	303,230
Prepaid expenses and other current assets	[1]	55,812	129,108
Total current assets		619,019	791,049
Property, plant and equipment, net		280,025	380,468
Operating lease right of use assets		22,824	17,844
Intangible assets, net		3,352	291
Goodwill		7,879	0
Deferred tax assets		0	10,348
Other long-term assets	[1]	68,910	60,418
Total assets		1,002,009	1,260,418
Current liabilities
Accounts payable	[1]	153,020	247,870
Accrued liabilities	[1]	113,456	135,157
Contract liabilities, current portion	[1]	134,171	139,267
Short-term debt		25,432	50,526
Operating lease liabilities, current portion		5,857	3,412
Total current liabilities		431,936	576,232
Long-term debt		1,203	1,649
Contract liabilities, net of current portion	[1]	113,564	161,678
Operating lease liabilities, net of current portion		19,611	15,603
Convertible debt	[1]	385,558	378,610
Deferred tax liabilities		7,001	14,913
Other long-term liabilities	[1]	38,494	63,663
Commitments and contingencies (Note 9)
Total liabilities		997,367	1,212,348
Equity
Common stock, no par value (53,959,109 and 45,033,027 issued and outstanding as of December 31, 2023 and January 1, 2023, respectively)		0	0
Additional paid-in capital		811,361	584,808
Accumulated deficit		(796,092)	(520,263)
Accumulated other comprehensive loss		(16,378)	(22,108)
Equity attributable to the Company		(1,109)	42,437
Noncontrolling interests		5,751	5,633
Total equity		4,642	48,070
Total liabilities and equity		$ 1,002,009	$ 1,260,418
Common stock, shares issued (in shares)		53,959,109	53,959,109
Common stock, shares outstanding (in shares)		45,033,027	45,033,027

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).